COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) category	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Revenue from related parties	¥ 1,037,480	¥ 502,614	¥ 86,311
Origination and servicing costs charged by related parties	47,203	59,027	9,877
Sales and marketing expenses charged by related parties	57,319	66,345	54,955
General and administrative expenses charged by related parties	24,540	32,509	17,512
Provision for financial asset receivable from related parties	15,236	5,912	0
Provision for accounts receivable and contract assets from related parties	35,276	12,138	0
Provision charged by related parties	¥ 67,587
Number of categories of revenue streams | category	2
Credit driven services
Revenue from related parties | $				$ 0
Loan facilitation and servicing fees-capital heavy
Revenue from related parties	¥ 791,482	305,566
Loan facilitation and servicing fees-capital light
Revenue from related parties	48,747	0	0
Referral services fees
Revenue from related parties	¥ 197,018	¥ 196,013	¥ 84,303